Related Party Transactions (Details) $ in Thousands				12 Months Ended
	Mar. 08, 2023 shares	Feb. 10, 2023 USD ($)	Dec. 19, 2022 USD ($)	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2025 floating_storage_unit	Dec. 31, 2025 lease	Dec. 31, 2018	Sep. 30, 2018
Related Party Transactions [Abstract]
Stock Issued During Period, Shares, New Issues | shares	11,383,543
Related Party Transaction [Line Items]
Voyage revenues				$ 636,958	$ 710,744	$ 726,791
Operating Costs and Expenses				222,640	230,896	232,660
Time-charter hire expenses				0	8,237	8,777
General and administrative expenses				(34,452)	(29,088)	(30,911)
Restructuring charges (note 17)				(21,927)	0	0
Equity income (note 7)				$ 93,241	$ 122,279	$ 149,006
Number of vessels				16	15			2
Number of newbuildings on order (partially paid for) | vessel						2
Limited Liability Company
Related Party Transactions [Abstract]
Proceeds from Contributed Capital		$ 86,200	$ 129,300
Related Party Transaction [Line Items]
Proceeds from Contributed Capital		$ 86,200	$ 129,300
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel				10	9
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Bahrain Spirit
Related Party Transaction [Line Items]
Term of charter contract (in years)									21 years	21 years
Number of vessels | floating_storage_unit							1
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues				$ 130,559	$ 132,305	$ 119,098
Equity income (note 7)				2,417	2,423	2,417
Affiliated Entity [Member] | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Equity income (note 7)				$ 2,400	2,400	2,400
Affiliated Entity [Member] | Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Affiliated Entity [Member] | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer				$ 84,100	80,300	78,800
Affiliated Entity [Member] | Bahrain LNG Joint Venture | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer				17,200	20,800	10,500
Affiliated Entity [Member] | Bahrain LNG Joint Venture | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues				$ 29,300	$ 31,200	$ 29,800